Credit Risk	12 Months Ended
Dec. 31, 2011
Credit Risk [Abstract]
Credit Risk
(10)	Credit Risk

The Company grants the majority of its loans to borrowers throughout Broward and portions of Palm Beach and Miami-Dade Counties, Florida. Although the Company has a diversified loan portfolio, a significant portion of its borrowers' ability to honor their contracts is dependent upon the economy in Broward, Palm Beach and Miami-Dade Counties, Florida.